Supplement to the
Fidelity® Mid Cap Index Fund
Investor Class and Premium Class
June 29, 2017
Summary Prospectus

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Mid Cap Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.135%	0.015%
Total annual operating expenses	0.170%	0.050%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$17	$5
3 years	$55	$16
5 years	$96	$28
10 years	$217	$64

MCX-SUM-17-01 1.9870402.104	July 31, 2017

Supplement to the
Fidelity® Mid Cap Index Fund
Institutional Class and Institutional Premium Class
June 29, 2017
Summary Prospectus

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Mid Cap Index Fund found in the “Fund Summary” section under the heading “Fee Table".

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.005%(a)	0.000%
Total annual operating expenses	0.040%	0.035%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$4	$4
3 years	$13	$11
5 years	$23	$20
10 years	$51	$45

MCX-I-MCX-AI-SUM-17-01 1.9870406.105	July 31, 2017